Vessels - Additional Information (Details) $ in Thousands	Jun. 30, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel
Property, Plant and Equipment [Line Items]
Net book value of vessels	$ 1,698,087	$ 1,754,382
Variable Interest Entity, Primary Beneficiary
Property, Plant and Equipment [Line Items]
Cost of vessels	83,600	83,600
Net book value of vessels	60,800	66,100
Collateralized Loan Obligations
Property, Plant and Equipment [Line Items]
Net book value of vessels	$ 1,363,600	$ 1,420,900
Time Charter Agreements
Property, Plant and Equipment [Line Items]
Number of vessels contracted | vessel	32	34
Cost of vessels	$ 1,670,700	$ 1,776,000
Net book value of vessels	$ 1,090,900	$ 1,236,000